Risk Management - LIBOR Discontinuity (Detail) $ in Millions	Dec. 31, 2020 CLP ($)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial assets	$ 14,620,557
Maximum exposure to credit risk on financial liabilities	10,335,608
Non-derivative financial instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial assets	1,632,335
Maximum exposure to credit risk on financial liabilities	1,107,483
Credits and accounts receivable from customers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial assets	1,632,335
Obligations with banks
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial liabilities	1,107,483
Derivative financial instruments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk on financial assets	12,988,222
Maximum exposure to credit risk on financial liabilities	9,228,125
Notional amount	$ 32,966,228